Note 7 - Stock-Based Compensation (Details) - Stock Options Activity (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Stock Options Activity [Abstract]
Outstanding, Number of options	898,732	[1],[2]	1,528,590	[1]	1,823,154	2,229,112
Outstanding, Weighted average exercise price	$ 36.55	[1],[2]	$ 36.09	[1]	$ 35.61	$ 34.85
Outstanding, Weighted average remaining life (in years)	3 years	[1],[2]	3 years 255 days	[1]
Outstanding, Aggregate intrinsic value (in millions)	$ 10	[1],[2]	$ 6	[1]
Granted, Number of options	0		0		1,685
Granted, Weighted average exercise price					$ 42.19
Exercised, Number of options	(617,358)		(234,844)		(383,646)
Exercised, Weighted average exercise price	$ 35.37		$ 32.07		$ 31.11
Exercised, Weighted average remaining life (in years)	2 years 109 days
Forfeited, Number of options	(12,500)		(59,720)		(23,997)
Forfeited, Weighted average exercise price	$ 38.36		$ 37.34		$ 37.70
Forfeited, Weighted average remaining life (in years)	2 years 219 days

[1]	All options outstanding at December 31, 2013 and 2012 were exercisable.
[2]	The range of exercise prices for the options outstanding at December 31, 2013 was $30.70 to $43.85.